Related Party Transactions (Narrative) (Details) - USD ($) $ in Millions			9 Months Ended			12 Months Ended
		Oct. 06, 2017	Sep. 30, 2017		Sep. 30, 2016	Dec. 31, 2016
Related party agreements and fees
Payment for rights to acquire River Parish NGL System			$ 0	[1]	$ 24
Phillips 66 | Phillips 66
Related party agreements and fees
Payment for rights to acquire River Parish NGL System	[1]					$ 24
Phillips 66 | Amended Omnibus Agreement | Phillips 66
Related party agreements and fees
Monthly operational and administrative support fee			$ 7
Subsequent Event | Phillips 66 | Amended Omnibus Agreement | Phillips 66
Related party agreements and fees
Monthly operational and administrative support fee		$ 8

[1]	Financial information has been retrospectively adjusted to reflect the combination of businesses under common control.